Segment information	6 Months Ended
Sep. 30, 2014
Segment information

13. Segment information

The Bank operates in three reportable segments: wholesale banking, retail banking and treasury services. The revenue and related expense recognition policies are set out in Note 1. Substantially all operations and assets are based in India.

The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and makes loans, provides credit cards and debit cards, distributes third-party financial products, such as mutual funds and insurance, and provides advisory services to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking and advisory services, profit from foreign exchange and derivative transactions and interest earned from other segments for surplus funds placed with those segments. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products also include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.

The wholesale banking segment provides loans and transaction services to corporate customers. As discussed above, loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in the retail banking segment. Revenues of the wholesale banking segment consist of interest earned on loans made to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.

The treasury services segment undertakes trading operations on the proprietary account (including investments in government securities), foreign exchange operations and derivatives trading both on the proprietary account and customer flows and borrowings. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations and of net interest revenue/ expense from investments in government securities and borrowings. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.

Segment income and expenses include certain allocations. Interest income is charged by a segment that provides funding to another segment, based on yields benchmarked to an internally developed composite yield curve which broadly tracks market-discovered interest rates.

Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated to each segment on the basis of area occupied, number of staff, volume and nature of transactions. Wholesale banking segment includes unallocated tax balances and other items.

Summarized segment information for the six months periods ended September 30, 2013 and September 30, 2014:

	Six months period ended September 30, 2013
	Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	52,235.7	Rs.	37,571.0	Rs.	565.7	Rs.	90,372.4
Net interest income/(expense) (Internal)		20,184.3		(21,451.5)		1,267.2		0
Net interest revenue		72,420.0		16,119.5		1,832.9		90,372.4
Less: Provision for credit losses		7,100.5		1,786.8		0		8,887.3

Net interest revenue, after allowance for credit losses		65,319.5		14,332.7		1,832.9		81,485.1
Non-interest revenue		28,817.1		3,837.5		965.1		33,619.7
Non-interest expense		(56,585.4)		(4,652.9)		(846.0)		(62,084.3)

Income before income tax	Rs.	37,551.2	Rs.	13,517.3	Rs.	1,952.0	Rs.	53,020.5

Income tax expense								18,503.1

Segment assets:
Segment total assets	Rs.	2,455,497.6	Rs.	1,857,222.6	Rs.	337,055.6	Rs.	4,649,775.8

	Six months period ended September 30, 2014
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	51,811.0	Rs.	53,461.9	Rs.	7,885.2	Rs.	113,158.1	US$	1,827.6

Net interest income/(expense) (Internal)		34,883.5		(32,631.9)		(2,251.6)		0		0

Net interest revenue		86,694.5		20,830.0		5,633.6		113,158.1		1,827.6

Less: Provision for credit losses		6,005.7		1,326.8		—		7,332.5		118.4

Net interest revenue, after allowance for credit losses		80,688.8		19,503.2		5,633.6		105,825.6		1,709.2

Non-interest revenue/(loss) net		33,073.3		4,341.3		(4,510.2)		32,904.4		531.4

Non-interest expense		(65,067.0)		(5,538.0)		(541.7)		(71,146.7)		(1,149.1)

Income before income tax	Rs.	48,695.1	Rs.	18,306.5	Rs.	581.7	Rs.	67,583.3	US$	1,091.5

Income tax expense								24,576.7		396.9

Segment assets:

Segment total assets	Rs.	3,039,076.7	Rs.	1,946,500.4	Rs.	334,584.9	Rs.	5,320,162.0	US$	85,919.8